Trade accounts receivables (Tables)	9 Months Ended
Sep. 30, 2025
Trade and other current receivables [abstract]
Disclosure of Trade Accounts Receivables by Type of Customer

	09/30/2025	12/31/2024
Domestic customers
Third parties	1,655,553	1,989,455
Related parties (Note 11.1) (1)	97,477	83,343

Foreign customers
Third parties	4,497,967	7,090,160
Related parties (Note 11.1)		202

(-) Expected credit losses	(121,516)	(30,300)
	6,129,481	9,132,860
(1)The balance refers to transactions with Ibema Companhia Brasileira de Pape
Disclosure of Past Due Trade Accounts Receivables by maturity and allowance for doubtful accounts [table text block]

	09/30/2025	12/31/2024
Current	5,376,849	8,216,570
Overdue
Up to 30 days	434,549	682,142
From 31 to 60 days	89,738	134,674
From 61 to 90 days	61,194	38,187
From 91 to 120 days	45,916	17,701
From 121 to 180 days	25,966	12,402
From 181 days	95,269	31,184
	6,129,481	9,132,860

Disclosure of Changes in Allowance for Doubtful Accounts

	09/30/2025	12/31/2024
Opening balance	(30,300)	(31,962)
(Provisions)/Reversals, net	(103,502)	(2,585)
Write-offs	8,145	5,790
Exchange rate variations	4,141	(1,543)
Closing balance	(121,516)	(30,300)